IMPAIRMENT - Schedule of metal prices assumptions used for impairment determination (Details)	Dec. 31, 2023 $ / oz
Gold Commodity Type
Metal Price Assumptions Used
2024	2,000
2025	2,000
2026	1,925
2027	1,875
Long-Term	1,800
Silver Commodity Type
Metal Price Assumptions Used
2024	24.50
2025	24.50
2026	24.00
2027	23.25
Long-Term	23.00